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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                 LAW DEPARTMENT
                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                      1300 SOUTH CLINTON STREET
                                                      FORT WAYNE, INDIANA 46802

                                                              MARY JO ARDINGTON
                                                      ASSOCIATE GENERAL COUNSEL
                                                            Phone: 260-455-3917
                                                      MaryJo. Ardington@LFG.com

VIA EDGAR

October 11, 2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Lincoln National Variable Annuity Account C
     The Lincoln National Life Insurance Company
     Multi-Fund(R) 5 Retirement Annuity
     File Nos. 811-03214, 333-179107

Commissioners:

On behalf of The Lincoln National Life Insurance Company and Lincoln National Variable Annuity Account C ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 ("the Registration Statement") under the Securities Act of 1933, as amended for certain variable annuity contracts that the company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed January 20, 2012).

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the Registration Statement, and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Associate General Counsel